Supplemental Oil and Gas Information (Unaudited)	12 Months Ended
Dec. 31, 2012
Supplemental Oil and Gas Information (Unaudited) [Abstract]
Supplemental Oil and Gas Information (Unaudited)

Note 17. Supplemental Oil and Gas Information (Unaudited)

Capitalized Costs Relating to Oil and Natural Gas Producing Activities

The total amount of capitalized costs relating to oil and natural gas producing activities and the total amount of related accumulated depreciation, depletion and amortization is as follows at the dates indicated.

	Years Ended December 31,
	2012	2011	2010

	(In thousands)
Evaluated oil and natural gas properties (1)	$1,545,402	$1,217,597	$673,860
Unevaluated oil and natural gas properties	5,004	4,494	19,156
Accumulated depletion, depreciation, and amortization (1)	(265,710)	(187,022)	(143,950)

Total	$1,284,696	$1,035,069	$549,066

(1) Amounts do not include costs for SPBPC and related support equipment.

Costs Incurred in Oil and Natural Gas Property Acquisition, Exploration and Development Activities

Costs incurred in property acquisition, exploration and development activities were as follows for the periods indicated:

	Years Ended December 31,
	2012	2011	2010

	(In thousands)
Property acquisition costs, proved	$278,246	$404,116	$299,226
Exploration and extension well costs	42,430	40,034	9,553
Development (1)	62,472	62,411	12,577

Total	$383,148	$506,561	$321,356

(1) Amounts do not include costs for SPBPC and related support equipment.

Standardized Measure of Discounted Future Net Cash Flows from Proved Reserves

As required by the FASB and SEC, the standardized measure of discounted future net cash flows presented below is computed by applying first-day-of-the-month average prices, year-end costs and legislated tax rates and a discount factor of 10 percent to proved reserves. We do not believe the standardized measure provides a reliable estimate of the Partnership’s expected future cash flows to be obtained from the development and production of its oil and gas properties or of the value of its proved oil and gas reserves. The standardized measure is prepared on the basis of certain prescribed assumptions including first-day-of-the-month average prices, which represent discrete points in time and therefore may cause significant variability in cash flows from year to year as prices change.

Oil and Natural Gas Reserves

Users of this information should be aware that the process of estimating quantities of “proved” and “proved developed” oil and natural gas reserves is very complex, requiring significant subjective decisions in the evaluation of all available geological, engineering and economic data for each reservoir. The data for a given reservoir may also change substantially over time as a result of numerous factors including, but not limited to, additional development activity, evolving production history and continual reassessment of the viability of production under varying economic conditions. As a result, revisions to existing reserve estimates may occur from time to time. Although every reasonable effort is made to ensure reserve estimates reported represent the most accurate assessments possible, the subjective decisions and variances in available data for various reservoirs make these estimates generally less precise than other estimates included in the financial statement disclosures.

Proved reserves are those quantities of oil and natural gas that by analysis of geoscience and engineering data can be estimated with reasonable certainty to be economically producible — from a given date forward, from known reservoirs, and under existing economic conditions, operating methods and government regulations — prior to the time at which contracts providing the right to operate expire, unless evidence indicates that renewal is reasonably certain, regardless of whether deterministic or probabilistic methods are used for the estimation. The project to extract the hydrocarbons must have commenced or the operator must be reasonably certain that it will commence the project within a reasonable time.

NSAI was engaged to prepare portions of our reserves estimates comprising approximately 75% of our estimated proved reserves (by volume) at December 31, 2012. All proved reserves are located in the United States and all prices are held constant in accordance with SEC rules.

The weighted-average benchmark product prices used for valuing the reserves are based upon the average of the first-day-of-the-month price for each month within the period January through December of each year presented:

	2012	2011	2010

Oil ($/Bbl):
West Texas Intermediate spot (1)	$91.22	$92.75	$75.99

NGL ($/Bbl):
West Texas Intermediate spot (1)	$91.27	$93.19	$76.43

Natural Gas ($/MMbtu):
Henry Hub spot (2)	$2.757	$4.118	$4.376

(1)    The weighted average West Texas Intermediate spot price was adjusted by lease for quality, transportation fees, and a regional price differential.

(2)    The weighted average Henry Hub spot price was adjusted by lease for energy content, compression charges, transportation fees,

        and regional price differentials.

The following tables set forth estimates of the net reserves as of December 31, 2012, 2011 and 2010, respectively:

	Year Ended December 31, 2012
	Oil (MBbls)	Gas (MMcf)	NGLs (MBbls)	Equivalent (MMcfe)

Proved developed and undeveloped reserves:
Beginning of year	27,150	579,751	15,045	832,913
Extensions and discoveries	7,501	19,869	1,053	71,192
Purchase of minerals in place	11,336	113,617	7,095	224,202
Production	(1,519)	(29,744)	(745)	(43,329)
Sales of minerals in place	(4,214)	(4,214)	--	(29,499)
Revision of previous estimates	(1,165)	(74,839)	6,904	(40,384)

End of year	39,089	604,440	29,352	1,015,095

Proved developed reserves:
Beginning of year	19,332	413,431	10,015	589,504
End of year	24,515	376,932	15,947	619,704

Proved undeveloped reserves:
Beginning of year	7,818	166,320	5,030	243,409
End of year	14,574	227,508	13,405	395,391

	Year Ended December 31, 2011
	Oil (MBbls)	Gas (MMcf)	NGLs (MBbls)	Equivalent (MMcfe)

Proved developed and undeveloped reserves:
Beginning of year	16,280	291,074	1,326	396,708
Extensions and discoveries	1,739	55,454	2,371	80,120
Purchase of minerals in place	7,518	269,653	10,142	376,580
Production	(1,112)	(25,829)	(375)	(34,755)
Reserves retained by our predecessor	(23)	(3,198)	--	(3,335)
Sales of minerals in place	(1)	(132)	--	(138)
Revision of previous estimates	2,749	(7,271)	1,581	17,733

End of year	27,150	579,751	15,045	832,913

Proved developed reserves:
Beginning of year	12,967	214,916	992	298,671
End of year	19,332	413,431	10,015	589,504

Proved undeveloped reserves:
Beginning of year	3,313	76,158	334	98,037
End of year	7,818	166,320	5,030	243,409

	Year Ended December 31, 2010
	Oil (MBbls)	Gas (MMcf)	NGLs (MBbls)	Equivalent (MMcfe)

Proved developed and undeveloped reserves:
Beginning of year	10,011	85,137	--	145,204
Extensions and discoveries	171	35,951	249	38,476
Purchase of minerals in place	3,682	169,515	470	194,426
Production	(731)	(13,549)	(72)	(18,366)
Revision of previous estimates	3,147	14,020	679	36,968

End of year	16,280	291,074	1,326	396,708

Proved developed reserves:
Beginning of year	6,135	61,527	--	98,339
End of year	12,967	214,916	992	298,671

Proved undeveloped reserves:
Beginning of year	3,876	23,610	--	46,865
End of year	3,313	76,158	334	98,037

Noteworthy amounts included in the categories of proved reserve changes for the years 2012, 2011, and 2010 in the above tables include:

•

We acquired 224.2 Bcfe in multiple acquisitions during the year ended December 31, 2012, the largest being the Goodrich Acquisition of 148.9 Bcfe. Stanolind acquired 43.6 Bcfe through multiple acquisitions, the largest being the Menemsha Acquisition of 23.9 Bcfe. During the year ended December 31, 2012, Propel divested 19.0 Bcfe of offshore Louisiana oil and gas properties to an NGP controlled entity.

•	Our predecessor and the previous owners together acquired 376.6 Bcfe in multiple acquisitions, the largest being the Carthage Properties of 277.7 Bcfe, during the year ended December 31, 2011.
•

Our predecessor and the previous owners acquired 194.4 Bcfe in multiple acquisitions during the year ended December 31, 2010. Our predecessor’s acquisition of the Forest Oil properties accounted for 47.0 Bcfe; the Tanos April Acquisition and the Tanos December Acquisition together accounted for 44.9 Bcfe; the Moxa Arch Acquisition accounted for 42.7 Bcfe; and the Kerry Acquisition and Young Acquisition together accounted for 16.8 Bcfe.

See Note 3 for additional information on acquisitions and divestitures.

A variety of methodologies are used to determine our proved reserve estimates. The principal methodologies employed are reservoir simulation, decline curve analysis, volumetric, material balance, advance production type curve matching, petro-physics/log analysis and analogy. Some combination of these methods is used to determine reserve estimates in substantially all of our fields.

The standardized measure of discounted future net cash flows is as follows:

	Years Ended December 31,
	2012	2011	2010

	(In thousands)

Future cash inflows	$6,511,776	$5,747,123	$2,539,718
Future production costs	(2,258,554)	(1,920,497)	(992,340)
Future development costs	(620,944)	(432,144)	(230,855)
Future income tax expense (1)	--	(4,420)	(5,463)

Future net cash flows for estimated timing of cash flows	3,632,278	3,390,062	1,311,060
10% annual discount for estimated timing of cash flows	(2,042,362)	(1,890,648)	(714,364)

Standardized measure of discounted future net cash flows	$1,589,916	$1,499,414	$596,696

(1)    We are subject to the Texas franchise tax which has a maximum effective rate of 0.7% of gross income apportioned to Texas. Due to immateriality we have excluded the impact of this tax for the year ended December 31, 2012.

Changes in Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Reserves

The following is a summary of the changes in the standardized measure of discounted future net cash flows for the proved oil and natural gas reserves during each of the years in the three year period ended December 31, 2012:

	Years Ended December 31,
	2012	2011	2010

	(In thousands)
Beginning of year	$1,499,414	$596,696	$212,937
Sale of oil and natural gas produced, net of production costs	(160,023)	(153,621)	(68,553)
Purchase of minerals in place	375,953	565,760	282,798
Sale of minerals in place	(154,963)	(282)	--
Reserves retained by predecessor	--	(1,940)	--
Extensions and discoveries	265,108	114,482	19,891
Changes in income taxes, net	1,947	(1,947)	(1,506)
Changes in prices and costs	(331,760)	197,939	52,956
Previously estimated development costs incurred	66,360	4,721	10,528
Net changes in future development costs	(1,140)	(17,054)	(997)
Revisions of previous quantities	(90,587)	99,514	85,889
Accretion of discount	150,136	80,999	21,391
Change in production rates and other	(30,529)	14,147	(18,638)

End of year	$1,589,916	$1,499,414	$596,696